Annual Operating Expenses - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Health Care Services Portfolio - Select Health Care Services Portfolio
Apr. 29, 2025
Operating Expenses:
Management fee	0.66%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.67%